Leases - Schedule of Movement in Lease Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Movement In Lease Liabilities [Abstract]
Balance at the beginning	$ 1,002	$ 1,010	$ 722
Additions	255	265	434
Addition for Business Combination	20
Finance cost accrued during the period	40	39	30
Deletions	(65)	(53)	(6)
Payment of lease liabilities	(278)	(245)	(152)
Translation difference	(12)	(14)	(18)
Balance at the end	$ 962	$ 1,002	$ 1,010